Note 6 - Vessels, Net and Vessels Held for Sale (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Table Text Block]

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Additions / transfers from vessels under construction	65,661,576	—	65,661,576
Vessel disposal	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the period	—	(21,442,465)	(21,442,465)
Balance, September 30, 2012	776,302,667	(134,333,796)	641,968,871